FINANCIAL INSTRUMENTS - Summary of investments (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020	Feb. 28, 2019
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Cost	$ 162	$ 162	$ 721
Gross Unrealized Gains	60	17	24
Total investments	222	179	745
Cash held in escrow
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Cost			559
Total investments			559
Asset-backed securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Cost	162	162	162
Gross Unrealized Gains	60	17	24
Total investments	$ 222	$ 179	$ 186